Share-Based Compensation, Turning Point Performance-Based Restricted Stock Units (Details) - Turning Point [Member] - Performance-Based Restricted Stock Units [Member] - USD ($)
$ / shares in Units, $ in Millions
				12 Months Ended
	Jul. 19, 2019	Mar. 20, 2019	Mar. 07, 2018	Dec. 31, 2019	Dec. 31, 2018
Share Incentive Plans [Abstract]
Period between performance period and measurement date				65 days
PRSUs outstanding at December 31, 2019 (in shares)				355,258
Compensation expense				$ 1.9	$ 0.6
Unrecognized compensation expense				$ 9.4
Employees [Member]
Share Incentive Plans [Abstract]
Performance period				5 years
March 7, 2018 [Member] | Employees [Member]
Share Incentive Plans [Abstract]
Performance based restricted stock units issued (in shares)			96,000
PRSUs outstanding at December 31, 2019 (in shares)				93,000
Fair value as of grant date (in dollars per share)			$ 21.21
Remaining lives				3 years
March 20, 2019 [Member]
Share Incentive Plans [Abstract]
Performance based restricted stock units issued (in shares)		4,901
PRSUs outstanding at December 31, 2019 (in shares)				4,876
Fair value as of grant date (in dollars per share)		$ 47.58
Remaining lives				0 years
March 20, 2019 [Member] | Employees [Member]
Share Incentive Plans [Abstract]
Performance based restricted stock units issued (in shares)		92,500
PRSUs outstanding at December 31, 2019 (in shares)				85,800
Fair value as of grant date (in dollars per share)		$ 47.58
Remaining lives				4 years
July 19, 2019 [Member] | Employees [Member]
Share Incentive Plans [Abstract]
Performance based restricted stock units issued (in shares)	88,582
PRSUs outstanding at December 31, 2019 (in shares)				88,582
Fair value as of grant date (in dollars per share)	$ 52.15
Remaining lives				3 years